Document And Entity Information	9 Months Ended
Dec. 31, 2018
Document Information [Line Items]
Entity Registrant Name	Just Energy Group Inc.
Entity Central Index Key	0001538789
Current Fiscal Year End Date	--03-31
Document Type	6-K/A
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Amendment Flag	true
Amendment Description	First amendment to the 12-31-18 6-K.